Document And Entity Information	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	ONE STOP SYSTEMS, INC.
Entity Central Index Key	0001394056
Entity Emerging Growth Company	false
Entity File Number	001-38371
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0885351
Entity Address, Address Line One	2235 Enterprise Street #110
Entity Address, City or Town	Escondido
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92029
City Area Code	760
Local Phone Number	745-9883
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	OSS
Security Exchange Name	NASDAQ